Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - £ / shares	Jun. 30, 2021	Dec. 31, 2020
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	160,000,000	160,000,000
Ordinary shares, issued	35,802,840	35,854,945
Ordinary shares, outstanding	35,802,840	35,854,945
Deferred Shares
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred shares, authorized	85,115	144,517,898
Deferred shares, issued	85,115	144,517,898
Deferred shares, outstanding	85,115	144,517,898
Deferred B Shares
Deferred shares, par value	£ 0.001	£ 0.001
Deferred shares, authorized	0	123,638,835
Deferred shares, issued	0	123,638,835
Deferred shares, outstanding	0	123,638,835
Deferred Shares Two
Deferred shares, par value	£ 100,000	£ 100,000
Deferred shares, authorized	1	0
Deferred shares, issued	1	0
Deferred shares, outstanding	1	0